MORGAN STANLEY EASTERN EUROPE FUND, INC.

DIRECTORS AND OFFICERS
BARTON M. BIGGS
CHAIRMAN OF THE BOARD OF
DIRECTORS

RONALD E. ROBISON
PRESIDENT AND DIRECTOR

JOHN D. BARRETT II
DIRECTOR

THOMAS P. GERRITY
DIRECTOR

GERARD E. JONES
DIRECTOR

JOSEPH J. KEARNS
DIRECTOR

VINCENT R. MCLEAN
DIRECTOR

C. OSCAR MORONG, JR.
DIRECTOR

WILLIAM G. MORTON, JR.
DIRECTOR

MICHAEL NUGENT
DIRECTOR

FERGUS REID
DIRECTOR

STEFANIE V. CHANG
VICE PRESIDENT

LORRAINE TRUTEN
VICE PRESIDENT

JAMES W. GARRETT
TREASURER

MARY E. MULLIN
SECRETARY

BELINDA A. BRADY
ASSISTANT TREASURER

INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR
JPMORGAN CHASE BANK
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
3 CHASE METROTECH CENTER
BROOKLYN, NEW YORK 11245

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
(800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE ROGERS & WELLS LLP
200 PARK AVENUE
NEW YORK, NEW YORK 10166

INDEPENDENT AUDITOR
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

FOR ADDITIONAL FUND INFORMATION, INCLUDING THE FUND'S NET ASSET VALUE PER SHARE AND INFORMATION REGARDING THE INVESTMENTS COMPRISING THE FUND'S PORTFOLIO, PLEASE CALL 1-800-221-6726 OR VISIT OUR WEBSITE AT www.morganstanley.com/im.

(C) 2002 MORGAN STANLEY

THIRD QUARTER REPORT

September 30, 2002

[MORGAN STANLEY LOGO]

Morgan Stanley
Eastern Europe Fund, Inc.




Morgan Stanley
Investment Management Inc.
Investment Adviser

                                        MORGAN STANLEY EASTERN EUROPE FUND, INC.

                                        Overview

LETTER TO STOCKHOLDERS

For the nine months ended September 30, 2002, the Morgan Stanley Eastern Europe Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 3.29% compared to 3.84% for the Fund's benchmark (described on the Investment Summary page). On September 30, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $16.08, representing a 16.0% discount to the Fund's net asset value per share.

MARKET REVIEW

The Eastern European region's equity markets rose 3.8% in aggregate on a year-to-date basis, outperforming the majority of equity markets around the world. The Morgan Stanley Capital International EAFE (Europe, Australasia and the Far East) for example, has fallen 21.0% and the S&P 500 Index has plunged 28.2% during the same time period. As global markets fell sharply, several markets in Central Europe performed defensively. The Czech Republic was up 34.5% for the period, while Hungary appreciated 9.7%. Poland, which continues to be buffeted by significant economic weakness and high real interest rates, fell 16.7%. Supported by high oil prices, the energy-dominated Russian equity market rose 8.8%. One of the region's worst performing markets was Turkey, down 45.4%, on the back of continued political uncertainty.

Underperformance was primarily due to stock selection in Russia. Notably adding to performance were country allocation and stock selection in Poland and stock selection in Hungary.

MARKET OUTLOOK

For investors in the Central European equity markets, attention continues to shift to the European Union's (EU) efforts at enlargement. The EU plans a wave of enlargement of up to ten new countries, including Poland, Hungary and the Czech Republic. These countries have made significant progress in their harmonizing government policy with the EU and are strong candidates for EU membership. The EU's Copenhagen summit in mid-December will determine the timeframe for enlargement for the first-wave of countries and also establish the framework for a second wave of countries. Entry into the EU should provide a boost to equity markets, as it reduces risk premiums normally associated with emerging markets investing. Bond markets in the region, for example, have rallied in anticipation of entry and currently the yield on Czech government bonds is below the equivalent German yields. Equity markets, however, are expecting membership to occur in 2004-any delays in this process would be a disappointment.

Hungary remains one of the most attractive of the Central European convergence plays given their high level of integration with the EU and their over-riding goal to join the EU in 2004 and the European Monetary Union in 2007. We remain relatively positive on our outlook for Hungary due to a healthy domestic consumption story, relatively strong GDP growth, improving foreign direct investment flows and low equity market valuations. Within Hungary we continue to be overweight the financials sector.

Russia's stable political environment, respectable growth and improving fiscal position (boosted by high energy prices) remain compelling, particularly relative to developments to the rest of the world. During the second half of 2002, developments in global markets are likely to remain key drivers of Russian equity markets.

OTHER DEVELOPMENTS

On September 15, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the nine months ended September 30, 2002, the Fund repurchased 163,377 of its shares at an average discount of 14.23% from net asset value per share. Since the inception of the program, the Fund has repurchased 1,402,317 of its shares at an average discount of 16.89% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director                                             October 2002

                                        MORGAN STANLEY EASTERN EUROPE FUND, INC.

                                        September 30, 2002

INVESTMENT SUMMARY

HISTORICAL INFORMATION (UNAUDITED)

                                                                 TOTAL RETURN (%)
                          ----------------------------------------------------------------------------------------------
                                 MARKET VALUE(1)                  NET ASSET VALUE(2)                   INDEX(3)
                          ----------------------------------------------------------------------------------------------
                                            AVERAGE                            AVERAGE                       AVERAGE
                          CUMULATIVE         ANNUAL         CUMULATIVE          ANNUAL        CUMULATIVE      ANNUAL
------------------------------------------------------------------------------------------------------------------------
Year-to-Date                  0.94%              --             3.29%              --             3.84%             --

One Year                     44.73            44.73%           39.99            39.99%           38.46            38.46%

Five Year                   (43.52)          (10.80)          (35.27)           (8.33)          (44.94)          (11.25)

Since Inception*             (3.11)           (0.52)           15.39             2.41             4.06             0.67

Past performance is not predictive of future performance.

RETURNS AND PER SHARE INFORMATION

                                                                                                              NINE
                                                                                                              MONTHS
                                                                                                              ENDED
                                                        YEAR ENDED DECEMBER 31,                            SEPTEMBER 30,
                                -----------------------------------------------------------------------------------------
                                 1996*        1997         1998         1999         2000         2001         2002
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share       $20.77       $26.59       $12.65       $20.38       $15.80       $18.55       $19.15

Market Value Per Share          $18.00       $23.88       $ 9.81       $16.88       $12.19       $15.93       $16.08

Premium/(Discount)               (13.3)%      (10.2)%      (22.4)%      (17.2)%      (22.8)%      (14.1)%      (16.0)%

Income Dividends                $ 0.07           --           --           --           --           --           --

Capital Gains Distributions         --       $ 3.68       $ 0.67           --           --           --           --

Fund Total Return(2)              4.18%       48.19%      (50.62)%      61.11%      (22.47)%      17.41%        3.29%

Index Total Return(3)             9.25%       48.23%      (57.84)%      67.30%      (20.22)%       9.97%        3.84%

(1) Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) Since January 1, 1998, the Fund's performance has been compared with the Morgan Stanley Capital International (MSCI) Emerging Markets Eastern Europe Index. The Index is comprised of the market capitalization weighted MSCI local indices for Russia, Poland, the Czech Republic and Hungary. For the period from the commencement of operations through December 31, 1997, the Fund's performance had been compared with the Russia (Moscow Times 50) and New Europe Blended Composite. The composite was comprised of 50% of the market capitalization weighted Morgan Stanley Capital International (MSCI) local indices for the Czech Republic, Hungary and Poland, and 50% of the Moscow Times 50 Index.

*   The Fund commenced operations on September 30, 1996.

FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY. IN ADDITION, INVESTING IN EMERGING MARKETS MAY INVOLVE A RELATIVELY HIGHER DEGREE OF VOLATILITY.

                                        MORGAN STANLEY EASTERN EUROPE FUND, INC.

                                        September 30, 2002 (Unaudited)

PORTFOLIO SUMMARY



ALLOCATION OF TOTAL INVESTMENTS

[CHART]

Equity Securities                          98.6%

Short-Term Investments                      1.4%



INDUSTRIES

[CHART]

Integrated Oil & Gas                       27.1%

Banks                                      18.1%

Oil & Gas Exploration & Production         17.7%

Diversified Telecommunication Services     12.6%

Pharmaceuticals                             5.8%

Other                                      18.7%



COUNTRY WEIGHTINGS

[CHART]

Russia                                     59.6%

Hungary                                    17.7%

Poland                                     10.7%

Czech Republic                              7.9%

Croatia                                     2.9%

Other                                       1.2%



TEN LARGEST HOLDINGS*

                                             PERCENT OF
                                             NET ASSETS
1.      LUKoil Holdings (Russia)               21.2%

2.      Surgutneftegaz (Russia)                14.5

3.      OTP Bank Rt. (Hungary)                  8.7

4.      Komercni Banka AS (Czech Republic)      5.3

5.      Matav Rt. (Hungary)                     4.9

6.      Telekomunikacja Polska SA (Poland)      4.2%

7.      Bank Pekao (Poland)                     4.1

8.      Wimm-Bill-Dann Foods OJSC (Russia)      3.7

9.      Yukos (Russia)                          3.2

10.     Mobile Telesystems (Russia)             3.1
                                               ----
                                               72.9%
                                               ====

*   Excludes Short-Term Investments

                                        MORGAN STANLEY EASTERN EUROPE FUND, INC.

                                        STATEMENT OF NET ASSETS
                                        September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS

                                                                   VALUE
                                                SHARES             (000)
-------------------------------------------------------------------------
COMMON STOCKS (98.8%)
(UNLESS OTHERWISE NOTED)
=========================================================================
CROATIA (2.9%)

PHARMACEUTICALS

   Pliva D.D. GDR                               161,167          $ 1,982
=========================================================================
CZECH REPUBLIC (7.9%)

BANKS

   Komercni Banka AS                             52,400            2,962

   Komercni Banka AS GDR                         39,500              743
-------------------------------------------------------------------------
                                                                   3,705
-------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES

   Cesky Telecom AS                             136,500 (a)        1,066
-------------------------------------------------------------------------
ELECTRIC UTILITIES

   CEZ AS                                       238,800              729
-------------------------------------------------------------------------
                                                                   5,500
=========================================================================
HUNGARY (17.7%)

BANKS

   OTP Bank Rt.                                 608,566            4,990

   OTP Bank Rt. GDR                              64,550            1,057
-------------------------------------------------------------------------
                                                                   6,047
-------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES

   Matav Rt.                                    628,060            1,915

   Matav Rt. ADR                                 97,329            1,508
-------------------------------------------------------------------------
                                                                   3,423
-------------------------------------------------------------------------
INTEGRATED OIL & GAS

   MOL Magyar Olaj-es Gazipari Rt.                5,419              116

   MOL Magyar Olaj-es Gazipari Rt. GDR           33,300              715
-------------------------------------------------------------------------
                                                                     831
-------------------------------------------------------------------------
PHARMACEUTICALS

   EGIS Rt.                                      17,700              747

   Gedeon Richter Rt.                            27,583            1,311
-------------------------------------------------------------------------
                                                                   2,058
-------------------------------------------------------------------------
                                                                  12,359
=========================================================================
POLAND (10.7%)

BANKS

   Bank Pekao SA                                140,881            2,863
-------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES

   Telekomunikacja Polska SA GDR              1,055,770 (a)        2,935
-------------------------------------------------------------------------
IT CONSULTING & SERVICES

   Prokom Software SA                            28,070 (a)          635

   Prokom Software SA GDR                        29,890 (a)          335
-------------------------------------------------------------------------
                                                                     970
-------------------------------------------------------------------------
MEDIA

   Agora SA                                      31,500 (a)          386
-------------------------------------------------------------------------
METALS & MINING

   KGHM Polska Miedz SA                         107,105 (a)      $   291
-------------------------------------------------------------------------
                                                                   7,445
=========================================================================
RUSSIA (59.6%)

BEVERAGES

   Sun Interbrew Ltd. GDR                       265,000 (a)        1,418

   Wimm-Bill-Dann Foods OJSC ADR                152,700 (a)        2,611
-------------------------------------------------------------------------
                                                                   4,029
-------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES

   Mustcom                                    9,526,809 (b)        1,384
-------------------------------------------------------------------------
ELECTRIC UTILITIES

   Unified Energy System GDR                    190,490             1546
-------------------------------------------------------------------------
INTEGRATED OIL & GAS

   Gazprom ADR                                  152,500            1,693

   LUKoil Holdings                              292,900 (a)        4,454

   LUKoil Holdings ADR                          169,116 (a)       10,288

   Sibneft ADR                                   84,100 (a)        1,578
-------------------------------------------------------------------------
                                                                  18,013
-------------------------------------------------------------------------
METALS & MINING

   MMC Norilsk Nickel ADR                        35,992              590
-------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION

   Surgutneftegaz ADR                           456,469            7,529

   Surgutneftegaz ADR (Preferred)               113,800            2,561

   Yukos ADR                                     16,700            2,248
-------------------------------------------------------------------------
                                                                  12,338
-------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES

   AO VimpelCom ADR                              61,100 (a)        1,447

   Mobile Telesystems ADR                        72,300            2,184
-------------------------------------------------------------------------
                                                                   3,631
-------------------------------------------------------------------------
                                                                  41,531
=========================================================================
TOTAL COMMON STOCKS
   (Cost $75,546)                                                 68,817
=========================================================================
                                                    FACE
                                                  AMOUNT
                                                   (000)
-------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.2%)
=========================================================================
UNITED STATES (1.2%)

REPURCHASE AGREEMENT
   J.P. Morgan Securities Inc.,
     1.87%, dated 9/30/02,
     due 10/1/02 (Cost $821)                 $      821 (c)          821
=========================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.2%)
=========================================================================
   Russian Ruble
   (Cost $139)                      RUB           4,394              139
=========================================================================

                                        MORGAN STANLEY EASTERN EUROPE FUND, INC.

                                        STATEMENT OF NET ASSETS
                                        September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                                  VALUE
                                                                  (000)
-------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
   (Cost $76,506)                                                $69,777
=========================================================================
OTHER ASSETS AND LIABILITIES (-0.2%)
=========================================================================
   Other Assets                              $      824

   Liabilities                                     (952)            (128)
=========================================================================
NET ASSETS (100%)
   Applicable to 3,636,937 issued and
     outstanding $ 0.01 par value shares
     (100,000,000 shares authorized)                             $69,649
=========================================================================
NET ASSET VALUE PER SHARE                                        $ 19.15
=========================================================================

(a)--Non-income producing.

(b)--Investments valued at fair value. At September 30, 2002, the Fund held $1,384,000 of fair-valued securities, representing 2.0% of net assets.

(c)--The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

ADR--American Depository Receipts.

GDR--Global Depository Receipts.

                                       6